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Alpha Architect U.S. Quantitative Value ETF
ALPHA ARCHITECT U.S. QUANTITATIVE VALUE ETF
INVESTMENT OBJECTIVE
The Alpha Architect U.S. Quantitative Value ETF Fund (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Alpha Architect Quantitative Value Index (the “Index”).
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). The fees and expenses are expressed as a percentage of the Fund’s average daily net assets. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses	Alpha Architect U.S. Quantitative Value ETF Alpha Architect U.S. Quantitative Value ETF
Management Fee	0.49%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.49%
[1]	Total Annual Fund Operating Expenses do not correspond to the Financial Highlights Ratios to Average Net Assets, Net Expenses or Total Expenses due to the Management Fee reduction effective January 31, 2019. The expenses shown above have been restated to reflect the reduced Management Fee rate.

EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	One Year:	Three Years:	Five Years:	10 Years
Alpha Architect U.S. Quantitative Value ETF | Alpha Architect U.S. Quantitative Value ETF | USD ($)	50	157	274	616

PORTFOLIO TURNOVER
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended September 30, 2020, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed by Empirical Finance, LLC, d/b/a Alpha Architect, and licensed to Empowered Funds, LLC, the Fund’s investment adviser (the “Adviser”) and a wholly-owned subsidiary of Alpha Architect.
The Index
The Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 50 undervalued U.S. equity securities with the potential for capital appreciation, as described below.
The Index Universe	Construction of the Index begins with the universe of stocks that principally trade on a U.S. exchange. The universe of stocks includes the largest 1,500 common stocks based on their market capitalization. The Index construction process then runs a liquidity screen to exclude any illiquid securities. Additionally, securities structured as real estate investment trusts, exchange-traded funds (“ETFs”), or American Depositary Receipts, as well as stocks of financial firms, are eliminated from the Index. Companies with less than twelve months of financial data available are also eliminated from the Index. The resulting universe is expected to be composed primarily of highly liquid, small-, mid- and large-cap stocks. Typically, the minimum market capitalization for the smallest-capitalization stocks in the initial universe would be above $1.5 billion.

Negative Screens	The second stage of Index construction uses proprietary analysis to exclude companies perceived to be experiencing financial distress or manipulated accounting data. The models used by the Index Provider evaluate accounting practices that may hide the true quality of a company’s cash flows. In addition, the models also use statistical techniques to seek to identify companies with the highest likelihood of poor financial performance in the future.

Valuation Screens	The third stage of Index construction employs a value-driven approach to identify the cheapest 100 companies based on a proprietary value-centric metric similar to what is known as the “enterprise multiple,” a firm’s total enterprise value divided by earnings before interest and taxes (EBIT). The companies not in the cheapest 100 are eliminated from the Index. The proprietary metric was developed based on an analysis of a variety of value-oriented measures such as price-to-earnings, the enterprise multiple, free cash flow yield, gross profit yield, and price-to-book.

Quality Screens	The fourth stage of Index construction seeks to identify which of the remaining companies has a strong current financial position with operational momentum. The strength of a company’s financial position and operational momentum are evaluated using metrics across three categories – current profitability, stability, and recent operational improvements – to generate a simple score between 0 and 10 that can be used to compare companies to each other. These final screens result in a 50-stock portfolio.

Portfolio Construction	At the time of each reconstitution of the Index, each Index constituent is equally-weighted. The Index is reconstituted quarterly in March, June, September, and December. The date of each reconstitution of the Index will be available on the Fund’s website at www.alphaarchitect.com/funds/contact at least one week prior to such date.

The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.
The Fund may also invest up to 20% of its assets in cash and cash equivalents, other investment companies, as well as securities and other instruments not included in the Index but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).

PRINCIPAL RISKS
An investment in the Fund involves risk, including those described below.
There is no assurance that the Fund will achieve its investment objective
. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Value Style Investing Risk.
A value stock may not increase in price if other investors fail to recognize the company’s value and bid up the price, or the markets favor faster-growing companies. Cyclical stocks in which the Fund may invest tend to lose value more quickly in periods of anticipated economic downturns than non-cyclical stocks. Companies that may be considered out of favor, particularly companies emerging from bankruptcy, may tend to lose value more quickly in periods of anticipated economic downturns, may have difficulty retaining customers and suppliers and, during economic downturns, may have difficulty paying their debt obligations or finding additional financing.
Quantitative Security Selection Risk.
Data for some companies may be less available and/or less current than data for companies in other markets. The Index uses a quantitative model, and its processes could be adversely affected if erroneous or outdated data is utilized. In addition, securities selected using the quantitative model could perform differently from the financial markets as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic and changes in the characteristic’s historical trends.
Equity Investing Risk.
An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Passive Investment Risk.
The Fund is not actively managed and the Adviser will not sell shares of a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index, sold in connection with a reconstitution of the Index as addressed in the Index methodology, or sold to comply with the Fund’s investment limitations (for example, to maintain the Fund’s tax status). Maintaining investments regardless of market conditions or the performance of individual investments could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Tracking Error Risk.
As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.
Investment Risk.
When you sell your Shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.
Premium-Discount Risk.
The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares.
Secondary Market Trading Risk.
Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
Small- & Mid-Capitalization Company Risk.
Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often small and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.
Manufacturing Sector Risk.
As of September 30, 2020, 32.32% of the Fund’s total investments were invested in the manufacturing sector. Companies focused on manufacturing activities may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.
Trading Risk.
Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will be maintained. In addition, trading in Shares on the Exchange may be halted.
Authorized Participants, Market Makers and Liquidity Providers Concentration Risk.
The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Geopolitical/Natural Disaster Risks.
The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.
Quarterly Rebalance Risk.
Because the Index is reconstituted on a quarterly basis, (i) the Index’s market exposure may be affected by significant market movements promptly following the quarterly reconstitution that are not predictive of the market’s performance for the subsequent quarterly period and (ii) changes to the Index’s market exposure may lag a significant change in the market’s direction (up or down) by as long as a quarter if such changes first take effect promptly following the quarterly reconstitution. Such lags between market performance and changes to the Index’s exposure may result in significant underperformance relative to the broader equity or fixed income market.

PERFORMANCE
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the annual returns for the Fund. The table shows how the Fund’s average annual returns for one-year, five-year, and since inception periods compare with those of a broad measure of market performance. Prior to January 31, 2017, the Fund was actively-managed by the Adviser using a quantitative strategy substantially similar to the methodology of the Index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance information is also available on the Fund’s website at www.alphaarchitect.com/funds or by calling the Fund at (215) 882-9983.

Calendar Year Total Return as of December 31, 2019

During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 14.29% (quarter ended March 31, 2019) and the Fund’s lowest return for a calendar quarter was -18.30% (quarter ended December 31, 2018).

Average Annual Total Returns (for periods ended December 31, 2019)
Average Annual Total Returns - Alpha Architect U.S. Quantitative Value ETF	Label	1 Year	5 Years	Since Inception		Inception Date
Alpha Architect U.S. Quantitative Value ETF	Return Before Taxes	23.53%	4.82%	5.39%		Oct. 21, 2014
Alpha Architect U.S. Quantitative Value ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	22.91%	4.45%	5.03%		Oct. 21, 2014
Alpha Architect U.S. Quantitative Value ETF | Return After Taxes on Distributions and Sale of Shares	Return After Taxes on Distributions and Sale of Shares	14.32%	3.71%	4.16%		Oct. 21, 2014
S&P 500 Value Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Value Index (reflects no deduction for fees, expenses or taxes)	31.95%	9.52%	10.47%		Oct. 21, 2014
Alpha Architect Quantitative Value Index (reflects no deduction for fees, expenses or taxes)	Alpha Architect Quantitative Value Index (reflects no deduction for fees, expenses or taxes)	23.70%	5.13%		[1]	Oct. 21, 2014
[1]	Since Inception performance is not shown for the Index because the calculation and publication of the value of the Index did not commence prior to December 31, 2016.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates during the period covered by the table and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.